EQUITY (Details Narrative)																					12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 21, 2023 CAD ($)	Oct. 23, 2023 CAD ($)	Oct. 10, 2023 shares	Aug. 08, 2023 shares	Jul. 19, 2023 CAD ($)	Jul. 04, 2023 CAD ($)	Apr. 27, 2023 shares	Apr. 04, 2023 CAD ($)	Jan. 03, 2023 CAD ($)	Oct. 05, 2022 CAD ($) shares	Sep. 20, 2022 CAD ($) shares	May 03, 2022 CAD ($) shares	Jan. 13, 2022 CAD ($) $ / shares shares	Oct. 14, 2021 CAD ($) $ / shares shares	Oct. 04, 2021 CAD ($) $ / shares shares	Sep. 21, 2021 CAD ($) shares	Aug. 16, 2021 shares	Jul. 05, 2021 CAD ($) $ / shares shares	May 05, 2021 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) shares $ / shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 21, 2023 $ / shares shares	Oct. 23, 2023 $ / shares shares	Jul. 19, 2023 $ / shares shares	Jul. 19, 2023 $ / shares shares	Jul. 04, 2023 $ / shares shares	Apr. 04, 2023 $ / shares shares	Jan. 03, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Oct. 03, 2022 shares	Sep. 22, 2022 shares	Jul. 04, 2022 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares	Mar. 29, 2021 shares
IfrsStatementLineItems [Line Items]
Number of shares issued	223,964										142,395			40,983	200,000	2,403,846			2,000,000	435,337	223,964											6,727		6,727			18,015,833
Number of shares outstanding	223,964																				223,964
Share price | $ / shares														$ 3.00	$ 2.00	$ 1.04			$ 0.92	$ 1.20
Compensation amount | $																					$ 4,695,751
Granted during the period																					100,000	10,000	1,135,000
Proceeds from issuing shares | $											$ 616,570			$ 122,950	$ 400,000	$ 2,500,000			$ 1,840,000	$ 522,410
Number of shares authorised																								2,884,616
Exercise price of stock option | $ / shares																								$ 0.52
Number of shares exercised												140,000	150,000				55,000	5,000				290,000	60.000
Proceeds from stock options exercised | $												$ 114,800	$ 123,000				$ 49,200					$ 237,800	$ 49,200
Number of shares retained																																					6,269,117
Non-transferable share purchase warrants																400,000
Warrant, exercise price | $ / shares																$ 1.30
Description of maximum term of options granted for share-based payment arrangement																					may not exceed a term of five years
Number of shares vested																					667,500
Share-based payment expense | $																					$ 140,821
Share based expense | $																					$ 140,821	$ 153,909	$ 550,517
Description of option pricing model, share options granted																							The options are exercisable for a period five years from the grant date and are subject to the following vesting schedule: 25% upon listing of the Company’s shares on the Canadian Stock Exchange, 25% on 90 days thereafter, 25% on 180 days thereafter and the remainder on 270 days thereafter.
Director [Member]
IfrsStatementLineItems [Line Items]
Granted during the period																							240,000
Exercise price of stock option | $ / shares																																				$ 1.22
Director One [Member]
IfrsStatementLineItems [Line Items]
Granted during the period																							115,000
Exercise price of stock option | $ / shares																																				$ 2.65
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	94,917																				94,917
Share price | $ / shares	$ 2.00																				$ 2.00
Proceeds from issuing shares | $																					$ 189,834
Zigi Carmel [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																	7,920,000
Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued											749			216	1,053	12,652			10,526	2,291												35		35			94,820
Granted during the period																					526	53	5,974
Number of shares authorised																								15,182
Number of shares exercised												737	790				289	26				1,527	315
Number of shares retained																																					32,995
Non-transferable share purchase warrants																2,105
Number of shares vested																					3,513
Post Reverse Split [Member] | Director [Member]
IfrsStatementLineItems [Line Items]
Granted during the period																							1,263
Post Reverse Split [Member] | Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	500																				500
Post Reverse Split [Member] | Zigi Carmel [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																	41,684
Two Directors [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																								2,884,616	24,869	1,733,334	1,733,334	10,961	6,727	6,727
Share price | (per share)																								$ 0.52	$ 2.62	$ 1.50	$ 4.33	$ 3.82	$ 6.20	$ 6.20
Compensation amount | $		$ 1,996,650	$ 65,264			$ 3,424,201	$ 41,871		$ 41,730	$ 41,875
Granted during the period					27,819			43,847
Vesting description					50% of the RSUs will vest after 6 months, 25% after 9 months and 25% after a year			25% of the RSUs will vest each 3 months with the last tranche vesting on April 27, 2024
Proceeds from issuing other equity instruments | $		319,464				405,636
Proceeds from issuing shares | $		$ 1,677,186				$ 3,018,565
Two Directors [Member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																								15,182	131	9,123	9,123	58	35	35
Granted during the period					146			231
Consultant [Member]
IfrsStatementLineItems [Line Items]
Granted during the period				10,935
Vesting description				the RSUs will vest over 4 months and a day
Consultant [Member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Granted during the period				58
Director And Consultant [Member]
IfrsStatementLineItems [Line Items]
Granted during the period	93,069
Vesting description	the RSUs will vest over 4 months and a day
Director And Consultant [Member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Granted during the period	490
Directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	10,000																				10,000										10,000				780,000	780,000
Share price | $ / shares																															$ 6.20				$ 0.82
Number of shares exercised																						290,000
Number of shares vested																						612,500
Directors [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares	$ 1.93																				$ 1.93
Directors [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares	$ 3.82																				$ 3.82
Directors [member] | Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	526																				526
Share price | $ / shares																															$ 1,178
Number of shares exercised																						1,527
Number of shares vested																						3,224